Annual Fund Operating Expenses	Apr. 29, 2025
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.98%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.74%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.24%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.74%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.69%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.67%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.96%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.70%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.71%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.67%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%	[3]
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.91%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[3]
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	1.66%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[3]
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	1.16%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[3]
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.66%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[3]
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.62%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[3]
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.53%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.31%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	2.06%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.56%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[4]
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.06%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[4]
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	0.99%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[4]
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	0.92%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.18%	[5]
Expenses (as a percentage of Assets)	1.04%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%	[5]
Expenses (as a percentage of Assets)	1.80%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%	[5]
Expenses (as a percentage of Assets)	1.30%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[5]
Expenses (as a percentage of Assets)	0.80%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[5]
Expenses (as a percentage of Assets)	0.75%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[5]
Expenses (as a percentage of Assets)	0.68%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.08%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.83%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.33%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	0.83%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[6]
Expenses (as a percentage of Assets)	0.76%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[6]
Expenses (as a percentage of Assets)	0.69%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.22%	[7]
Expenses (as a percentage of Assets)	0.89%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[7]
Expenses (as a percentage of Assets)	1.65%
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%	[7]
Expenses (as a percentage of Assets)	1.15%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[7]
Expenses (as a percentage of Assets)	0.65%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Expenses (as a percentage of Assets)	0.60%
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Expenses (as a percentage of Assets)	0.53%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.89%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	1.65%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	1.15%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.65%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.57%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.54%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.96%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.71%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.21%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.19%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.86%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.71%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.67%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[8]
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.60%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.91%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	1.67%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	1.17%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.67%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.60%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.59%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.86%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.62%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.12%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.77%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.62%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.62%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.55%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.94%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.69%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.19%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.21%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.84%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.69%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.66%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[9]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.59%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Expenses (as a percentage of Assets)	1.16%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.92%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Expenses (as a percentage of Assets)	1.83%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Expenses (as a percentage of Assets)	1.41%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Expenses (as a percentage of Assets)	0.91%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Expenses (as a percentage of Assets)	1.13%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[10]
Expenses (as a percentage of Assets)	0.81%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[3]	“Other Expenses” have been restated to reflect current fees.
[4]	“Other Expenses” have been restated to reflect current fees.
[5]	“Other Expenses” have been restated to reflect current fees.
[6]	“Other Expenses” have been restated to reflect current fees.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	“Other Expenses” have been restated to reflect current fees.
[9]	“Other Expenses” have been restated to reflect current fees.
[10]	“Other Expenses” have been restated to reflect current fees.